Loans and asset quality- Troubled Debt Restructurings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	110	123
Outstanding recorded investment Pre-modification	$ 22	$ 24
Outstanding recorded investment Post- modification	24	30
Domestic | Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	108	123
Outstanding recorded investment Pre-modification	17	24
Outstanding recorded investment Post- modification	20	30
Domestic | Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	1	0
Outstanding recorded investment Pre-modification	0	0
Outstanding recorded investment Post- modification	0	0
Foreign
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	1	0
Outstanding recorded investment Pre-modification	5	0
Outstanding recorded investment Post- modification	$ 4	$ 0